Wells, Pipelines, Properties, Plant and Equipment, Net - Consolidated and Separate Financial Statement (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 MXN ($)
Sales:
Net sales	$ 47,805,715	$ 953,661,844	$ 1,401,971,185	$ 1,681,119,150
Cost of sales	41,737,792	832,614,690	1,122,933,424	1,199,511,561
Gross income (loss)	4,245,564	84,693,454	247,754,607	503,026,586
Other income (loss), net		10,574,132	7,728,756	23,052,511
Administrative expenses	7,313,481	145,894,444	130,768,822	134,321,481
Operating income (loss)	(3,161,261)	(63,063,100)	102,828,630	367,400,407
Net loss	(25,518,054)	(509,052,065)	$ (282,112,024)	(180,419,837)
Cash and cash equivalents	2,004,631			81,912,409	$ 39,989,781	$ 3,038,876	$ 60,621,631	$ 97,851,754
Accounts receivable	3,427,913				68,382,413		89,263,870
Total current assets	16,535,400				329,859,739		343,035,041
Wells, pipelines, properties, plant and equipment, net	63,970,561				1,276,129,521		1,277,548,562
Total assets	96,672,361				1,928,487,928		1,984,247,080
Suppliers	14,135,159				281,978,041		208,034,407
Taxes and duties payable	2,566,599				51,200,314		50,692,629
Other current liabilities					381,312,804		307,279,443
Total liabilities	217,217,913				4,333,214,958		3,915,656,382
Equity (deficit), net	$ (120,545,552)			$ (1,459,405,432)	(2,404,727,030)		$ (1,931,409,302)	$ (1,502,377,342)
Exploration and extraction contracts [member] | Profit sharing [member] | EK or balam [member]
Sales:
Net sales		11,838,057
Cost of sales		10,893,808
Gross income (loss)		944,249
Other income (loss), net		(128,602)
Administrative expenses		62,964
Operating income (loss)		752,683
Net loss		752,683
Cash and cash equivalents					9
Accounts receivable					11,838,057
Total current assets					11,838,066
Wells, pipelines, properties, plant and equipment, net					39,477,424
Total assets					51,315,490
Suppliers					4,340,715
Taxes and duties payable					462
Other current liabilities					474,670
Total liabilities					4,815,847
Equity (deficit), net					46,499,643
Exploration and extraction contracts [member] | Profit sharing [member] | Block two [member]
Sales:
Cost of sales		50,159
Gross income (loss)		(50,159)
Operating income (loss)		(50,159)
Net loss		(50,159)
Cash and cash equivalents					22,852
Accounts receivable					161,079
Total current assets					183,931
Total assets					183,931
Taxes and duties payable					999
Other current liabilities					233,091
Total liabilities					234,090
Equity (deficit), net					(50,159)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eight [member]
Sales:
Cost of sales		45,229
Gross income (loss)		(45,229)
Operating income (loss)		(45,229)
Net loss		(45,229)
Cash and cash equivalents					17,089
Accounts receivable					7,848
Total current assets					24,937
Total assets					24,937
Taxes and duties payable					1,067
Other current liabilities					69,099
Total liabilities					70,166
Equity (deficit), net					(45,229)
Exploration and extraction contracts [member] | Profit sharing [member] | Block sixteen [member]
Sales:
Cost of sales		18,443
Gross income (loss)		(18,443)
Operating income (loss)		(18,443)
Net loss		(18,443)
Accounts receivable					17,040
Total current assets					17,040
Total assets					17,040
Suppliers					18,443
Other current liabilities					17,040
Total liabilities					35,483
Equity (deficit), net					(18,443)
Exploration and extraction contracts [member] | Profit sharing [member] | Block seventeen [member]
Sales:
Cost of sales		19,522
Gross income (loss)		(19,522)
Operating income (loss)		(19,522)
Net loss		(19,522)
Accounts receivable					(907)
Total current assets					(907)
Total assets					(907)
Suppliers					19,522
Other current liabilities					(907)
Total liabilities					18,615
Equity (deficit), net					(19,522)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eighteen [member]
Sales:
Cost of sales		65,343
Gross income (loss)		(65,343)
Operating income (loss)		(65,343)
Net loss		(65,343)
Cash and cash equivalents					5,431
Total current assets					5,431
Total assets					5,431
Taxes and duties payable					1,481
Other current liabilities					69,293
Total liabilities					70,774
Equity (deficit), net					(65,343)
Exploration and extraction contracts [member] | Profit sharing [member] | Block twenty nine [member]
Sales:
Cost of sales		17,783
Gross income (loss)		(17,783)
Operating income (loss)		(17,783)
Net loss		(17,783)
Cash and cash equivalents					16
Total current assets					16
Total assets					16
Suppliers					670
Taxes and duties payable					857
Other current liabilities					16,272
Total liabilities					17,799
Equity (deficit), net					(17,783)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty two [member]
Sales:
Cost of sales		51,238
Gross income (loss)		(51,238)
Operating income (loss)		(51,238)
Net loss		(51,238)
Cash and cash equivalents					13,868
Total current assets					13,868
Total assets					13,868
Taxes and duties payable					1,871
Other current liabilities					63,235
Total liabilities					65,106
Equity (deficit), net					(51,238)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty three [member]
Sales:
Cost of sales		107,548
Gross income (loss)		(107,548)
Operating income (loss)		(107,548)
Net loss		(107,548)
Accounts receivable					(31,348)
Total current assets					(31,348)
Total assets					(31,348)
Suppliers					107,548
Other current liabilities					(31,348)
Total liabilities					76,200
Equity (deficit), net					(107,548)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty five [member]
Sales:
Cost of sales		274,445
Gross income (loss)		(274,445)
Operating income (loss)		(274,445)
Net loss		(274,445)
Accounts receivable					(21,559)
Total current assets					(21,559)
Total assets					(21,559)
Suppliers					274,445
Other current liabilities					(21,559)
Total liabilities					252,886
Equity (deficit), net					(274,445)
Exploration and extraction contracts [member] | Profit sharing [member] | Santuario y El Golpe [member]
Sales:
Net sales		1,559,644
Cost of sales		673,887
Gross income (loss)		885,757
Operating income (loss)		885,757
Net loss		885,757
Cash and cash equivalents					15,213
Accounts receivable					1,640,681
Total current assets					1,655,894
Wells, pipelines, properties, plant and equipment, net					1,344,617
Total assets					3,000,511
Suppliers					930,246
Other current liabilities					96,251
Total liabilities					1,026,497
Equity (deficit), net					1,974,014
Exploration and extraction contracts [member] | Profit sharing [member] | Area Mision [member]
Sales:
Net sales		942,514
Cost of sales		1,273,269
Gross income (loss)		(330,755)
Operating income (loss)		(330,755)
Net loss		(330,755)
Cash and cash equivalents					5
Accounts receivable					1,290,282
Total current assets					1,290,287
Wells, pipelines, properties, plant and equipment, net					802,194
Total assets					2,092,481
Suppliers					615,457
Other current liabilities					347,774
Total liabilities					963,231
Equity (deficit), net					1,129,250
Exploration and extraction contracts [member] | Profit sharing [member] | Ebano [member]
Sales:
Net sales		374,118
Cost of sales		637,905
Gross income (loss)		(263,787)
Operating income (loss)		(263,787)
Net loss		(263,787)
Accounts receivable					374,118
Total current assets					374,118
Wells, pipelines, properties, plant and equipment, net					1,317,055
Total assets					1,691,173
Suppliers					602,659
Total liabilities					602,659
Equity (deficit), net					1,088,514
Exploration and extraction contracts [member] | License [member] | Block Three [member]
Sales:
Cost of sales		32,908
Gross income (loss)		(32,908)
Operating income (loss)		(32,908)
Net loss		(32,908)
Accounts receivable					(32,908)
Total current assets					(32,908)
Total assets					(32,908)
Equity (deficit), net					(32,908)
Exploration and extraction contracts [member] | License [member] | Block two [member]
Sales:
Cost of sales		89,762
Gross income (loss)		(89,762)
Operating income (loss)		(89,762)
Net loss		(89,762)
Accounts receivable					(36,216)
Total current assets					(36,216)
Total assets					(36,216)
Suppliers					85,698
Other current liabilities					(32,152)
Total liabilities					53,546
Equity (deficit), net					(89,762)
Exploration and extraction contracts [member] | License [member] | Block eighteen [member]
Sales:
Cost of sales		106,755
Gross income (loss)		(106,755)
Operating income (loss)		(106,755)
Net loss		(106,755)
Cash and cash equivalents					20
Total current assets					20
Total assets					20
Taxes and duties payable					5,312
Other current liabilities					101,463
Total liabilities					106,775
Equity (deficit), net					(106,755)
Exploration and extraction contracts [member] | License [member] | Block Five [member]
Sales:
Cost of sales		100,050
Gross income (loss)		(100,050)
Operating income (loss)		(100,050)
Net loss		(100,050)
Cash and cash equivalents					20
Total current assets					20
Total assets					20
Suppliers					670
Taxes and duties payable					4,976
Other current liabilities					94,424
Total liabilities					100,070
Equity (deficit), net					(100,050)
Exploration and extraction contracts [member] | License [member] | Block twenty two [member]
Sales:
Cost of sales		92,633
Gross income (loss)		(92,633)
Operating income (loss)		(92,633)
Net loss		(92,633)
Accounts receivable					(48,872)
Total current assets					(48,872)
Total assets					(48,872)
Suppliers					92,633
Other current liabilities					(48,872)
Total liabilities					43,761
Equity (deficit), net					(92,633)
Exploration and extraction contracts [member] | License [member] | Cardenas Mora [member]
Sales:
Net sales		1,005,967
Cost of sales		606,463
Gross income (loss)		399,504
Operating income (loss)		399,504
Net loss		399,504
Cash and cash equivalents					146
Accounts receivable					1,892,736
Total current assets					1,892,882
Wells, pipelines, properties, plant and equipment, net					1,774,845
Total assets					3,667,727
Suppliers					690,174
Other current liabilities					886,914
Total liabilities					1,577,088
Equity (deficit), net					2,090,639
Exploration and extraction contracts [member] | License [member] | Ogarrio field [member]
Sales:
Net sales		1,184,356
Cost of sales		674,421
Gross income (loss)		509,935
Operating income (loss)		509,935
Net loss		509,935
Cash and cash equivalents					512
Accounts receivable					1,648,777
Total current assets					1,649,289
Wells, pipelines, properties, plant and equipment, net					1,345,902
Total assets					2,995,191
Suppliers					980,727
Other current liabilities					464,933
Total liabilities					1,445,660
Equity (deficit), net					1,549,531
Exploration and extraction contracts [member] | License [member] | Miquetla [member]
Sales:
Net sales		167,504
Cost of sales		189,557
Gross income (loss)		(22,053)
Operating income (loss)		(22,053)
Net loss		(22,053)
Accounts receivable					167,505
Total current assets					167,505
Wells, pipelines, properties, plant and equipment, net					97,546
Total assets					265,051
Suppliers					181,605
Total liabilities					181,605
Equity (deficit), net					83,446
Exploration and extraction contracts [member] | License [member] | Trion [member]
Sales:
Cost of sales		9,360
Gross income (loss)		(9,360)
Operating income (loss)		(9,360)
Net loss		$ (9,360)
Suppliers					9,360
Total liabilities					9,360
Equity (deficit), net					$ (9,360)